Capital Management (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Capital Management
Brent oil price	$ 45
Gross debt increased	75,000
Converging of lease liability	65,000
Gross debt decreased	$ 60,311	$ 62,600